Goodwill and intangible assets - Intangible Assets by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Roll Forward]
Beginning Balance	$ 2,901	$ 2,991
Disposition		(1)
Amortization	(57)	(67)	$ (82)
Foreign currency translation	10	(22)
Ending Balance	2,854	2,901	2,991
Securities Services
Intangible Assets [Roll Forward]
Beginning Balance	193	230
Disposition		0
Amortization	(31)	(33)
Foreign currency translation	2	(4)
Ending Balance	164	193	230
Market and Wealth Services
Intangible Assets [Roll Forward]
Beginning Balance	384	392
Disposition		0
Amortization	(6)	(8)
Foreign currency translation	0	0
Ending Balance	378	384	392
Investment and Wealth Management
Intangible Assets [Roll Forward]
Beginning Balance	1,475	1,520
Disposition		(1)
Amortization	(20)	(26)
Foreign currency translation	8	(18)
Ending Balance	1,463	1,475	1,520
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Disposition		0
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849